Note 2 - Summary of Significant Accounting Policies - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Aug. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Revenues		$ 498	$ 0	$ 21,818
Transferred at Point in Time [Member]
Revenues		498	0	21,818
Revenue, discontinued operations	$ 1,181			6,205
Digital Assets [Member]
Revenues		90	0	0
Digital Assets [Member] | Transferred at Point in Time [Member]
Revenues		90	0	0
Wealth Management [Member] | Transferred at Point in Time [Member]
Revenue, discontinued operations	11			2,286
Asset Management [Member] | Transferred at Point in Time [Member]
Revenue, discontinued operations	$ 1,170			3,919
E-Commerce [Member]
Revenues		119	0	0
E-Commerce [Member] | Transferred at Point in Time [Member]
Revenues		119	0	0
Insurance Referral Services [Member]
Revenues		289	0	21,818
Insurance Referral Services [Member] | Transferred at Point in Time [Member]
Revenues		$ 289	$ 0	$ 21,818